Selected Statements of Operations Data (Details) - Schedule of financial income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income:
Interest	$ 382	$ 181	$ 525
Foreign currency translation	991	867	309
Derivatives gains	565
Financial income, Total	1,938	1,048	834
Financial expenses:
Foreign currency translation, bank charges and other	1,646	1,059	1,990
Interest	3,030	3,225	1,688
Derivatives losses	30	755	166
Financial expenses, Total	(4,706)	(5,039)	(3,844)
Financial expense, net	$ (2,768)	$ (3,991)	$ (3,010)